Property and Equipment, Net	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Property and equipment, net

Note 7 – Property and equipment, net

Property, plant and equipment, net, consisted of the following:

	December 31, 2022	December 31, 2021

Electronic equipment	$337,879	$335,788
Vehicles	149,346	149,442
Leasehold improvement	260,951	83,079
Office furniture	22,043	26,563
Subtotal	770,219	594,872
Construction in progress	495,551	80,330
Less: accumulated depreciation	(246,050)	(150,774)
Property and equipment, net	$1,019,720	$524,428

Depreciation expense was $109,900, $104,858 and $4,687 for the years ended December 31, 2022, 2021 and 2020, respectively.